GAIN ON SETTLEMENT OF DEBT (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended		10 Months Ended
	Feb. 26, 2020	Oct. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Gain (Loss) on Extinguishment of Debt		$ 41,249	$ 2,845,742		$ 1,004,615	$ 5,018,388
[custom:GainFromSettlementOfConvertibleNotes]					853,452	1,070,035
[custom:AccountsPayableCurrentAndNoncurrent1-0]		950,151			950,151
[custom:GainThatResultedFromSettlementOfAccountsPayable]					96,699	151,162
Interest Payable		175,422		$ 22,076	175,422
Derivative Liability		792,218			792,218
Short-term Debt, Description				250
Convertible Notes Payable								$ 24,803	$ 752,409
Short-term Debt		3,132,568			3,132,568			$ 716,142	$ 609,491
Promissory Note [Member]
Gain (Loss) on Extinguishment of Debt						2,820,147
[custom:GainFromSettlementOfConvertibleNotes]						1,692,690
Interest Payable			571,454			571,454	$ 571,454
Derivative Liability			2,177,794			2,177,794	2,177,794
Conversion of Stock, Amount Issued						$ 4,441,938
Short-term Debt, Description						150
Convertible Notes Payable		20,290			20,290
Promissory Note 1 [Member]
Gain (Loss) on Extinguishment of Debt						$ 25,595
[custom:GainFromSettlementOfConvertibleNotes]						40,939
Interest Payable			20,111			20,111	20,111
Conversion of Stock, Amount Issued						92,370
Short-term Debt			$ 31,320			$ 31,320	31,320
Series C Preferred Stock [Member]
Gain (Loss) on Extinguishment of Debt							$ 2,172,646
Conversion of Stock, Amount Issued					2,181,751
Short-term Debt, Description	a lender exchanged $1,070,035 in convertible notes and $175,421 in accrued interest (as denoted by X in the above schedule) as well as $122,000 in short-term debt and $22,076 in accrued interest , and the associated derivative liability of $792,218 all totaling $2,181,750 in exchange for 250 Class C shares having a fair-value of $9,105. A gain of $1,745,994 was recorded.
Convertible Notes Payable		$ 9,105			$ 9,105